Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 27,987		$ 4
Operating expenses:
Chief executive officer compensation	37,500	37,500	112,500	112,500
Executive compensation					150,000	150,000
Legal and professional fees	87,145	84,105	255,154	84,105	88,767
Investor relations	25,357	13,890	61,139	13,890	53,334
Consulting fees	6,948	15,800	28,839	15,800	75,170
Sales and marketing	18,451		53,878		666
Research and development	6,176		14,820		0	0
Amortization of license	6,598		21,028		4,603
Depreciation of equipment	3,914		11,616		2,704
Other operating expenses	19,226	25,946	99,433	25,946	53,258
Total operating expenses	211,315	177,241	658,407	252,241	428,502	150,000
Operating (loss)	(183,328)	(177,241)	(608,865)	(252,241)	(428,502)	(150,000)
Other income (expenses):
Gain (loss) from derivative liability	6,837,508	51,922,621	981,881	2,561,820	9,809,916	(10,401,881)
Interest expense	(301,854)	(178,151)	(788,963)	(697,571)	(923,274)	(1,177,860)
Gain on extinguishment of debt	(2,000)	149,103	(7,000)	149,103	160,807
Consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)					(350,000)
Total other income (expenses) - net	6,533,654	51,893,573	185,918	2,013,352	8,697,449	(11,579,741)
Income (loss) before income taxes	6,350,326	51,716,332	(422,947)	1,761,111	8,268,947	(11,729,741)
Income tax provision
Net income (loss)	$ 6,350,326	$ 51,716,332	$ (422,947)	$ 1,761,111	$ 8,268,947	$ (11,729,741)
Net income (loss) per common share:
Net income (loss) per common share – basic and diluted	$ 0.0003	$ 0.0035	$ (0.0000)	$ 0.0001	$ 0.00	$ (0.00)
Basic and diluted weighted-average common shares outstanding	18,748,701,469	14,614,738,324	18,573,169,633	16,447,918,088	14,804,048,985	13,513,561,065
Comprehensive income (loss):
Net income (loss)	$ 6,350,326	$ 51,716,332	$ (422,947)	$ 1,761,111	$ 8,268,947	$ (11,729,741)
Foreign currency translation adjustments	(11,422)		(2,029)
Comprehensive income (loss)	$ 6,338,904	$ 51,716,332	$ (424,976)	$ 1,761,111